OVERDRAFT AND CREDITS FROM BANK INSTITUTION AND OTHERS (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended			12 Months Ended
	Mar. 20, 2025 CAD ($)	Aug. 31, 2024 CAD ($)	May 17, 2023 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Mar. 20, 2025 ILS (₪)	Aug. 31, 2024 ILS (₪)	May 17, 2023 ILS (₪)
Disclosure of other provisions [line items]
Remaining loan amount				$ 15,269	$ 15,611
Aggregate amount of convertible debt				14,004
Interest expenses related to credits received from bank institution and others amounted				$ 2,756	$ 2,507	$ 1,711
New Mizrahi Facility [Member]
Disclosure of other provisions [line items]
Credit commitment			$ 3,600						₪ 10
Loan amount | ₪									5
Borrowing repayment term			24 monthly installments from May 2023
Borrowings, interest rate basis	Israeli Prime interest rate plus 2.9%	annual variable interest rate of P+1.9%	Israeli Prime interest rate plus 2.9%
Credit line amount		$ 1,969						₪ 5	₪ 5
Term of on going needs		6 months
Principal amount	$ 1,717						₪ 4
Loan maturity	5-month grace period, after which repayment will be made in 31 monthly installments commencing September 21, 2025
Remaining loan amount	$ 429						1
Short-term loans [Member] | New Mizrahi Facility [Member]
Disclosure of other provisions [line items]
Principal amount	$ 2,146						₪ 5